EXPLORATION AND EVALUATION EXPENDITURE - Movements in carrying amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration and evaluation
Balance at the beginning of the period	$ 34,366	$ 26,323
Amounts capitalised during the period	8,528	4,429
Exploration costs expensed		30	$ 7,925
Exploration costs expensed		(30)	(7,925)
Exploration tenements sold during the period		(2,096)
Impairment expense (adjustment)	5,583	10,203	321,918
Balance at end of period	34,979	34,366	$ 26,323
Exploration and evaluation assets
Exploration and evaluation
Impairment expense (adjustment)	(168)	(7,871)
Reclassifications from assets held for sale		$ 13,611
Reclassifications to assets held for sale	$ (7,747)
Exploration and evaluation assets | Eagle Ford
Exploration and evaluation
Assets classified as held for sale (in percent)		25.00%